Bank Debt, textuals (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Fair Value	$ 672,670,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 0
Number of drybulk vessels | item	36
Current portion of Long-term debt	$ 80,134,000	$ 17,121,000
Sale and leaseback agreement
Debt Instrument [Line Items]
Sale and leaseback period	10 years
Daily bareboat charter rate	$ 6,500
Purchase aggregated price	$ 50,500,000
Number of drybulk vessels | item	4
Current portion of long-term debt, net
Debt Instrument [Line Items]
Prepayment notice	$ 50,609,000
All loans and credit facilities
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	loans and credit facilities generally bear interest at LIBOR plus a margin, except each of Maxeikosi, Maxeikosiena, Maxeikositria and Youngone and for a portion of the principal amounts of each of Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities. Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities each bear interest at the Commercial Interest Reference Rate (“CIRR”) published by the Organization for Economic Co-operation and Development, as applicable on the date of the signing of the relevant loan agreements.
Debt Instrument, Frequency of Periodic Payment	above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka, Shikoku, Maxenteka and Maxeikositessera loan facilities, which are repayable in semi-annual installments, and for the Maxeikosi, Maxeikosiena, Maxeikositria and Youngone transactions, where the deemed principal is repaid every 45 days out of a portion of the bareboat hire payment.
Loan facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000,000
Line Of Credit Facility Repayment Period	six and a half years
Loan facility [Member] | Current portion of long-term debt, net
Debt Instrument [Line Items]
Current portion of Long-term debt	$ 4,873,000